Long-Term Investment (Details) - Schedule of Equity Investment, Net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Subtotal	$ 14,916,093	$ 3,907,679
Less: Impairment	(14,916,093)	(3,907,679)
Equity investment, net
Changsha Zhenghe Orthopedics Hospital Limited [Member]
Schedule of Equity Method Investments [Line Items]
Subtotal	3,766,000	3,766,000
Beijing Zhongqihuashang Venture Investment Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Subtotal	130,474	141,679
Henan Shangshan Health Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Subtotal	47,366
Qianhu Medical Management (Jiangxi) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Subtotal	$ 10,972,253